                    STRADLEY, RONON, STEVENS & YOUNG, LLP
                           2600 One Commerce Square
                            Philadelphia, PA 19103
                                (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                     1933 Act File No. 002-73948
                                                     1940 Act File No. 811-03258

Direct Dial: (215) 564-8048

                              September 14, 2001

FILED via EDGAR
---------------
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

            Re:   DFA Investment Dimensions Group Inc.
                  File Nos. 002-73948 and 811-03258
                  Rule 497(j) Filing
                  ------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter  serves as  certification  that the form of  Prospectus  and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed  from those  contained in  Post-Effective  Amendment
Nos.  63/64 to the  Registration  Statement of DFA Investment  Dimensions  Group
Inc., which was filed with the Securities and Exchange Commission electronically on September 7, 2001.

     Please direct any questions or comments  relating to this  certification to me or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

                                          Very truly yours,

                                          /s/ Jana L. Cresswell
                                    Jana L. Cresswell